Revenue from contracts with customers	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue from contracts with customers	Revenue from contracts with customers
Disaggregation and timing of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2023	2022	2021
Type of goods or service
Charging sessions	103,265	65,347	26,108
Service revenue from the sale of charging equipment	10,303	33,585	37,253
Service revenue from installation services	20,391	28,630	19,516
Service revenue from operation and maintenance of charging equipment	5,399	3,230	3,414
Service revenue from consulting services	6,095	3,108	—
Total revenue from external customers	145,453	133,900	86,291
Timing of revenue recognition
Services transferred over time	32,337	34,968	22,930
Goods and services transferred at a point in time	113,116	98,932	63,361
Total revenue from external customers	145,453	133,900	86,291
Liabilities related to contracts with customers
The Group has recognized the following liabilities related to contracts with customers:

(in €‘000)	December 31, 2023	December 31, 2022
Assets
Current contract assets	—	1,512
Loss allowance	—	—
Total contract assets	—	1,512
Liabilities
Current contract liabilities	9,823	7,917
Non-current contract liabilities	180	2,442
Total contract liabilities	10,003	10,359
Refer to Note 20 for details on trade receivables and the loss allowance on trade receivables and contract assets.
Significant changes in contract liabilities
The change in contract liabilities is the result of the Group’s development contract activities which started in 2019 and which have increased since then. For certain development contracts, the Group provides services exceeding the payments received from customers which result in contract assets. Conversely, the Group receives prepayments for certain development contracts which result in contract liabilities. Contract liabilities increased mainly as a result of prepayments received for development contracts with EV Cars in current and previous years for which the performance obligations have not been satisfied before the current year-end. This increase has been offset by a decrease in contract liabilities of €452 thousand for charging services provided to one of the PIPE Investors during the current year. For more information on balances with related parties, reference is made to Note 36.2.
During the year ended December 31, 2022, the Group entered into a strategic partnership with a PIPE Investor for future charging sessions. A portion of the cash received for the PIPE Investment was therefore accounted for as a contract liability in recognition of future services to be transferred to the customer. During the current year, the Group satisfied a portion of the performance obligation related to this contract liability and the amount recognized as charging revenue was €452 thousand. As of December 31, 2023, €2,906 thousand (December 31, 2022: €3,358 thousand) of the contract liability balance relates to this arrangement, of which €2,726 thousand is recognized as current and €180 thousand is recognized as non-current.
Revenue recognized in relation to contract liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2023	2022	2021
Revenue recognized that was included in the contract liability balance at the beginning of the period	7,453	21,192	7,280
Performance obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	2023	2022
Within one year	14,062	24,791
More than one year	4,391	7,909
Total	18,453	32,700
As at December 31, 2023, the Group expects that 76% of the transaction price allocated to unsatisfied performance obligations will be recognized as revenue during the next financial reporting year. The remaining 24% will be recognized in the 2025 and 2026 financial reporting years. Of the total unsatisfied performance obligations, 84% relates to service revenue from the sale of charging equipment and service revenue from installation services. The remaining portion of 16% relates to revenue from charging sessions.